Supplemental Financial Information (Accrued Payroll and Benefits) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012
Supplemental Financial Information [Abstract]
Accrued payroll and related liabilities	$ 5,196	$ 2,537	$ 2,094
Accrued bonus	2,303	1,981	3,511
Insurance liabilities	1,372	827	593
Accrued payroll and benefits	$ 8,871	$ 5,345	$ 6,198